PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension defined benefit plans
Employee costs:
Service costs	$ 24,054	$ 22,594	$ 22,902
Administrative fees and other	562	521	409
Interest on net defined benefit liability	2,388	1,909	1,975
Net benefit costs	27,004	25,024	25,286
Postretirement defined benefit plans
Employee costs:
Service costs	1,874	1,579	1,474
Interest on net defined benefit liability	1,711	1,535	1,438
Net benefit costs	$ 3,585	$ 3,114	$ 2,912